Employee Benefit Plans (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,735	$ 1,915	$ 5,357	$ 3,965
Interest cost	6,139	5,521	12,175	11,188
Expected return on plan assets	(4,275)	(4,366)	(8,550)	(8,732)
Amortization of unrealized losses	1,801	1,221	3,601	2,411
Net periodic benefit costs	$ 6,400	$ 4,291	$ 12,583	$ 8,832